Commitments and Contingencies (Details) - Schedule of maturities operating lease liabilities - Operating Leases [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) - Schedule of maturities operating lease liabilities [Line Items]
2022		$ 383,619
2023		273,844
Total lease payments		657,463
Less interest	$ (108,043)	(129,272)
Present value of lease liabilities	$ 499,204	$ 528,191